SHORT-TERM AND LONG-TERM DEBT - Capital Commitments (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Debt Disclosure [Abstract]
2026	$ 111,614
2027	113,793
2028	116,104
2029	389,203
2030	268,605
Thereafter	861,289
Total	$ 1,860,608